Derivative financial instruments and hedge accounting - Effects recognized in other operating profit (loss) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative financial instruments and hedge accounting
Other operating income (expense)	€ 478	€ (1,736)	€ 903
Derivatives
Derivative financial instruments and hedge accounting
Other operating income (expense)	478	(1,736)	903
Cash flow hedge derivatives
Derivative financial instruments and hedge accounting
Other operating income (expense)	6	275	(51)
Other derivatives
Derivative financial instruments and hedge accounting
Other operating income (expense)	€ 472	€ (2,011)	€ 954